Related Party Transactions (Details Narrative) (10-K/A) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020
Number of shares issued
June 2019 Units [Member]
Number of shares issued			1,403,200
Finders fees			$ 125,180
June 2019 Units [Member] | CAD [Member]
Deemed price			$ 0.05
Finders fees			$ 165,760
August 2019 Units [Member]
Number of shares issued			1,912,000
Finders fees			$ 125,180
August 2019 Units [Member] | CAD [Member]
Deemed price			$ 0.05
Finders fees			$ 165,760
John Ryan [Member]
Related party transactions	$ 9,000	$ 15,500	51,500
Wayne Parsons [Member]
Related party transactions	40,000	42,618	136,045
Hugh Aird [Member]
Related party transactions	18,223	9,774	9,774
Richard Williams [Member]
Related party transactions	45,000		134,927
Due to related party	$ 109,236		121,161
Richard Williams [Member] | June 2019 Units [Member]
Number of shares issued	214,286
Richard Williams [Member] | June 2019 Units [Member] | CAD [Member]
Deemed price	$ 0.67
Sam Ash [Member]
Related party transactions	$ 54,583		60,000
Due to related party			$ 60,000